Income Taxes - Schedule of Reconciliation of Effective Tax Rate (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (6,504,495)	$ (18,843,612)	$ (84,424,529)	$ (127,741,941)
Basic combined Canadian statutory income tax rate 1			26.50%	26.50%
Income tax			$ (22,372,500)	$ (33,851,614)
Increase (decrease) resulting from:
Change in valuation allowance			18,982,099	26,696,339
Permanent difference on impairment on goodwill			788,642	999,782
Permanent difference related to derivative			(1,656,038)	(2,004,305)
Non deductible and tax exempt items			71,653	(347,773)
Non-deductible stock-based compensation			2,050,909	2,660,390
Foreign exchange			236,512	(101,188)
Difference in statutory tax rates of foreign subsidiaries			1,121,068	2,778,258
Other permanent differences			474,339	(571,275)
Adjustments in relation to prior years			303,316	263,675
Total tax recovery	$ 0	$ 12,098	$ 0	$ (3,477,711)